SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE BASED COMPENSATION
30.	SHARE BASED COMPENSATION

a)	JinkoSolar Holding

The Company adopted a long-term incentive plan (the "2009 Plan") in July 2009 which was subsequently amended and restated. The 2009 plan provided for the issuance of options of 9,325,122 ordinary shares. The options have a contractual life of 7 years except for certain options granted to an employee in August 2009 that can be exercised until October 1, 2013. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date. For 953,200 options granted to one employee in August 2009, the share options vested in a series of 36 months, on the last day of each month, commencing from October 1, 2008.

The Company adopted a new long-term incentive plan (the "2014 Plan") in August 2014. The 2014 Plan provides for the issuance of options of 12,796,745 ordinary shares. The options have a contractual life of 10 year. The share options will vest in 5 successive equal annual installments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On August 25, 2016, the Company extended the expiration date of 600,000 stock options granted to an officer from October 1, 2016 to September 30, 2017. On September 23, 2016, the Company extended the expiration date of 1,352,840 stock options granted to an officer from October 1, 2016 to October 31, 2017. As a result of this modification, the Company recorded additional share-based compensation expense of RMB1,410,137 for the year ended December 31, 2016.

On November 15, 2016, the Compensation Committee of the Company changed the exercise price of the total 9,472,000 outstanding options under the 2014 Plan from US$5.9275 per share to US$3.2875 per share, and recognized additional share-based compensation expense of RMB19,545,720 associated with the price modification for the year ended December 31, 2016.

On November 16, 2016, under the 2014 Plan, the Company granted to certain officers to purchase 1,760,000 ordinary shares of the Company at an exercise price of US$3.2875 per share.

A summary of activities under the Company’s share-based compensation plan is as follows:

	Number of option outstanding	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2018	9,090,536	3.25	-	-
Granted	-	-	-	-
Exercise	(445,164)	1.51	-	-
Forfeited	(192,000)	3.29	-	-
Balance as of December 31, 2018	8,453,372	3.34	5.80	152,447

Vested and expected to vest as of December 31,2018	7,728,598	3.35	5.73	152,447
Vested and exercisable as of December 31, 2018	5,930,114	3.37	5.60	152,447

The aggregate intrinsic value is calculated as the difference between the market price of ordinary shares, US$
2.47
(RMB
16.97)
per share as of December
31
,
2018
and the exercise prices of the options.

Total intrinsic value of options exercised during the year ended December 31, 2016, 2017 and 2018 were RMB81,059,329, RMB110,973,732 and RMB3,057,319 respectively.

The total fair value of shares vested for the years ended December 31, 2016, 2017 and 2018 were RMB67,773,486, RMB70,106,939 and RMB63,100,120, respectively.

The share-based compensation expense of continuing operations for the year ended December 31, 2016, 2017 and 2018 was recorded in the respective items:

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB
Costs of revenues	333,338	2,219,311	967,367
Selling expenses	15,980,509	12,722,162	6,415,213
General and administrative expenses	67,152,462	46,017,821	24,066,459
Research and development expenses	6,101,390	3,908,608	(2,141,136)
Total	89,567,699	64,867,902	29,307,903

As of December 31, 2018, the Company had unrecognized share-based compensation expense RMB12,635,056 related to non-vested share options. That deferred cost is expected to be recognized over a weighted-average period of 1.54 years. For the year ended December 31, 2018, total cash received from the exercise of share options was RMB44,275,858.

The fair value of options grant and modification during the year ended December 31, 2016 is estimated on the date of grant using Black-Scholes model with the following assumptions:

2016

Expected volatility	77.72% - 79.56%
Expected dividend yield	0%
Expected terms	5.3 - 6.5
Risk-free interest rate	1.74% - 1.94%
Fair value per option at grant date (RMB)	16.94 - 17.93

The risk-free interest rate is based on the China government bond yield denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant.

The expected term is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

The Company has no history or expectation of paying dividends on its ordinary shares.

The Company chooses to use the historical volatility for a period equal to the expected term preceding the grant date.

b)	JinkoSolar Power

The Company’s disposition of the downstream solar projects business in 2016 triggered immediate vesting of the share options issued by JinkoSolar Power pursuant to the terms of the share option agreements.
The Company fully recognized share based compensation expense amounted to RMB113,701,932 in the discontinued operations in the year ended December 31, 2016. At the same time, the JinkoSolar Power signed the agreements with its relevant employees to cancel and terminate the Share Options granted irrevocably and unconditionally with no consideration.